9. Commitments and Contingencies (Details Narrative)	Jun. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 12,804
2021	17,457
2022	17,980
2023	18,112
Total miminum lease payments	$ 66,353